Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research And Development Expenses
Payroll and related expenses	$ 1,632	$ 919	$ 627
Share-based payment	13	103	88
Subcontractors	421	377	249
Other	348	209	121
Total	$ 2,414	$ 1,608	$ 1,085